Net Income or Loss per Limited Partner Unit - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Dilutive effect of unit-based awards, equivalent units	33,043	64,286